SCHEDULE OF ATTRIBUTION OF EXPENSES BY NATURE TO THEIR FUNCTION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Commissions and other agent-related costs	$ 340,359	$ 195,865	$ 829,253	$ 460,475
Operating Expenses
General and Administrative Expenses	16,301	9,234	42,452	27,526
Salaries and Benefits			2,834	1,944
Stock Based Compensation			5,559	2,814
Marketing Expenses	15,261	11,577	43,779	29,527
Research and Development Expenses	3,045	1,931	8,115	5,034
Settlement of Litigation			9,250
Total Cost of Sales and Operating Expenses	374,966	218,607	932,849	522,562
Selling, general and administrative expense [member]
Operating Expenses
Salaries and Benefits	7,314	4,740	19,748	13,907
Stock Based Compensation	2,825	203	6,245	2,290
Administrative Expenses	1,066	1,227	2,835	2,817
Professional Fees	3,917	2,179	10,339	5,794
Depreciation and Amortization Expense	358	277	1,024	830
Other General and Administrative Expenses	821	608	2,261	1,888
Marketing Expenses [Member]
Operating Expenses
Salaries and Benefits	279	230	721	540
Stock Based Compensation	6	13	11	35
Stock Based Compensation for Agents	2,665	2,769	7,137	5,950
Revenue Share	11,651	7,946	33,190	21,064
Other Marketing and Advertising Cost	660	619	2,720	1,938
Research and Development Expenses [Member]
Operating Expenses
Salaries and Benefits	1,681	1,131	4,394	2,537
Stock Based Compensation	308	69	641	193
Other Research and Development	$ 1,056	$ 731	$ 3,080	$ 2,304